Note 9 - Other Borrowings (Details Textual)	Dec. 31, 2019 USD ($)
Loans Pledged as Collateral	$ 186,076,000
Line of Credit Facility, Remaining Borrowing Capacity	105,524,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	7,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Two	30,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	$ 21,750,000